Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of fair values and carrying values of financial instruments and fair value hierarchy based on the level of inputs utilized to determine such fair value
The following table summarizes the fair values and carrying values of our financial instruments and indicates the fair value hierarchy based on the level of inputs we utilized to determine such fair values:

	Fair Value Measurements Using			Total Fair Value	Total Carrying Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2015
Assets
Cash and cash equivalents	$939	$—	$—	$939	$939
Investment securities	36	1,829	2	1,867	1,867
Net finance receivables, less allowance for finance receivable losses	—	—	15,943	15,943	14,967
Finance receivables held for sale	—	—	819	819	793
Restricted cash and cash equivalents	676	—	—	676	676
Other assets:
Commercial mortgage loans	—	—	62	62	62
Escrow advance receivable	—	—	11	11	11
Receivables related to sales of real estate loans and related trust assets	—	1	—	1	5

Liabilities
Long-term debt	$—	$17,616	$—	$17,616	$17,300

December 31, 2014
Assets
Cash and cash equivalents	$714	$165	$—	$879	$879
Investment securities	—	2,926	9	2,935	2,935
Net finance receivables, less allowance for finance receivable losses	—	—	6,979	6,979	6,427
Finance receivables held for sale	—	—	209	209	202
Restricted cash and cash equivalents	218	—	—	218	218
Other assets:
Commercial mortgage loans	—	—	78	78	85
Escrow advance receivable	—	—	8	8	8
Receivables related to sales of real estate loans and related trust assets	—	67	—	67	79

Liabilities
Long-term debt	$—	$9,182	$—	$9,182	$8,356

Schedule of information about assets and liabilities measured at fair value on a recurring basis and the fair value hierarchy based on the levels of inputs utilized to determine such fair value
The following tables present information about our assets measured at fair value on a recurring basis and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2015
Assets
Cash equivalents in mutual funds	$240	$—	$—	$240
Investment securities:
Available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	—	111	—	111
Obligations of states, municipalities, and political subdivisions	—	140	—	140
Non-U.S. government and government sponsored entities	—	126	—	126
Corporate debt	—	999	—	999
RMBS	—	128	—	128
CMBS	—	116	—	116
CDO/ABS	—	71	—	71
Total bonds	—	1,691	—	1,691
Preferred stock	6	7	—	13
Common stock	23	—	—	23
Other long-term investments	—	—	2	2
Total available-for-sale securities (a)	29	1,698	2	1,729
Trading and other securities:
Bonds:
Non-U.S. government and government sponsored entities	—	3	—	3
Corporate debt	—	124	—	124
RMBS	—	2	—	2
CMBS	—	2	—	2
Total bonds	—	131	—	131
Preferred stock	6	—	—	6
Total trading and other securities (b)	6	131	—	137
Total investment securities	35	1,829	2	1,866
Restricted cash in mutual funds	277	—	—	277
Total	$552	$1,829	$2	$2,383

(a)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015, which is carried at cost.

(b)	The fair value of other securities totaled $128 million at December 31, 2015.

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2014
Assets
Cash equivalents in mutual funds	$236	$—	$—	$236
Cash equivalents in certificates of deposit and commercial paper	—	165	—	165
Investment securities:
Available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	—	64	—	64
Obligations of states, municipalities, and political subdivisions	—	102	—	102
Certificates of deposit and commercial paper	—	3	—	3
Corporate debt	—	263	4	267
RMBS	—	73	—	73
CMBS	—	21	3	24
CDO/ABS	—	63	—	63
Total bonds	—	589	7	596
Preferred stock	—	7	—	7
Other long-term investments	—	—	1	1
Total available-for-sale securities (a)	—	596	8	604
Trading and other securities:
Bonds:
U.S. government and government sponsored entities	—	303	—	303
Obligations of states, municipalities, and political subdivisions	—	14	—	14
Certificates of deposit and commercial paper	—	238	—	238
Non-U.S. government and government sponsored entities	—	20	—	20
Corporate debt	—	1,056	—	1,056
RMBS	—	36	—	36
CMBS	—	151	—	151
CDO/ABS	—	512	—	512
Total trading and other securities (b)	—	2,330	—	2,330
Total investment securities	—	2,926	8	2,934
Restricted cash in mutual funds	207	—	—	207
Total	$443	$3,091	$8	$3,542

(a)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2014, which is carried at cost.

(b)	The fair value of other securities totaled $5 million at December 31, 2014.

Schedule of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
The following table presents changes during 2015 in Level 3 assets measured at fair value on a recurring basis:

		Net gains (losses) included in:		Purchases, sales, issues, settlements (a)	Transfers into Level 3	Transfers out of Level 3 (b)	Balance at end of period

(dollars in millions)	Balance at beginning of period	Other revenues	Other comprehensive income (loss)

Year Ended December 31, 2015
Investment securities:
Available-for-sale securities:
Bonds:
Corporate debt	$4	$—	$—	$(4)	$—	$—	$—
CMBS	3	—	—	—	—	(3)	—
Total bonds	7	—	—	(4)	—	(3)	—
Other long-term investments	1	—	—	1	—	—	2
Total	$8	$—	$—	$(3)	$—	$(3)	$2

(a)	The detail of purchases and settlements is presented in the table below:

(dollars in millions)	Purchases	Settlements	Total

Year Ended December 31, 2015
Investment securities:
Available-for-sale securities:
Bonds:
Corporate debt	$—	$(4)	$(4)
Other long-term investments	1	—	1
Total	$1	$(4)	$(3)

(b)	During 2015, we transferred $3 million of CMBS out of Level 3 primarily related to the greater observability of pricing inputs.

Schedule of Purchases and Settlements in Level 3 on Recurring basis, current year [Table Text Block]
The detail of purchases and settlements is presented in the table below:

(dollars in millions)	Purchases	Settlements	Total

Year Ended December 31, 2015
Investment securities:
Available-for-sale securities:
Bonds:
Corporate debt	$—	$(4)	$(4)
Other long-term investments	1	—	1
Total	$1	$(4)	$(3)

Schedule of Purchases and Settlements in Level 3 on Recurring basis, prior year [Table Text Block]
The following table presents changes during 2014 in Level 3 assets measured at fair value on a recurring basis:

		Net gains (losses) included in:		Purchases, sales, issues, settlements (a)	Transfers into Level 3 (b)	Transfers out of Level 3 (c)	Balance at end of period

(dollars in millions)	Balance at beginning of period	Other revenues	Other comprehensive income (loss)

Year Ended December 31, 2014
Investment securities:
Available-for-sale securities:
Bonds:
Corporate debt	$13	$—	$—	$(9)	$—	$—	$4
CMBS	—	—	—	—	3	—	3
CDO/ABS	1	—	—	—	—	(1)	—
Total bonds	14	—	—	(9)	3	(1)	7
Other long-term investments	1	—	—	—	—	—	1
Total available-for-sale securities	15	—	—	(9)	3	(1)	8
Trading and other securities:
Bonds:
RMBS	—	—	—	—	1	(1)	—
CDO/ABS	7	—	—	(6)	—	(1)	—
Total trading and other securities	7	—	—	(6)	1	(2)	—
Total	$22	$—	$—	$(15)	$4	$(3)	$8

(a)	“Purchases, sales, issues, and settlements” column consisted only of settlements, as the purchases were less than $1 million.

(b)	During 2014, we transferred $3 million of CMBS available-for-sale securities and $1 million of RMBS other securities into Level 3 primarily related to the reduced observability of pricing inputs.

(c)
During 2014, we transferred $1 million of CDO/ABS available-for-sale securities, $1 million of RMBS other securities, and $1 million of CDO/ABS trading and other securities out of Level 3 primarily related to the greater observability of pricing inputs.

Quantitative information about Level 3 inputs for assets measured on a recurring basis
Quantitative information about Level 3 inputs for our assets measured at fair value on a recurring basis for which information about the unobservable inputs is reasonably available to us at December 31, 2015 and 2014 is as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	December 31, 2015	December 31, 2014
Corporate debt	Discounted cash flows	Yield	—	1.05% (a)
RMBS	Discounted cash flows	Spread	665 bps (a)	736 bps (a) (b)
CMBS	Discounted cash flows	Spread	—	139 bps (a) (b)
Other long-term investments	Discounted cash flows and indicative valuations	Historical costs Nature of investment Local market conditions Comparables Operating performance Recent financing activity	N/A (c)	N/A (c)

(a)	At December 31, 2015 and 2014, RMBS consisted of one bond, which was less than $1 million. At December 31, 2014, corporate debt and CMBS also consisted of one bond.

(b)
During the first quarter of 2015, we identified that we incorrectly disclosed the weighted average ranges of our RMBS bond and CMBS bond as of December 31, 2014. The weighted average ranges of these bonds at December 31, 2014 have been corrected in the table above.

(c)	Not applicable.

Schedule of assets measured at fair value on a non-recurring basis on which impairment charges were recorded
Assets measured at fair value on a non-recurring basis on which we recorded impairment charges were as follows:

	Fair Value Measurements Using *				Impairment Charges
(dollars in millions)	Level 1	Level 2	Level 3	Total

At or for the Year Ended December 31, 2015
Assets
Real estate owned	$—	$—	$11	$11	$3
Commercial mortgage loans	—	—	8	8	(2)
Total	$—	$—	$19	$19	$1

At or for the Year Ended December 31, 2014
Assets
Finance receivables held for sale	$—	$—	$202	$202	$7
Real estate owned	—	—	19	19	16
Commercial mortgage loans	—	—	11	11	(2)
Total	$—	$—	$232	$232	$21

*	The fair value information presented in the table is as of the date the fair value adjustment was recorded.

Quantitative information about Level 3 inputs for assets measured on a nonrecurring basis
Quantitative information about Level 3 inputs for our assets measured at fair value on a non-recurring basis at December 31, 2015 and 2014 is as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	December 31, 2015	December 31, 2014
Finance receivables held for sale	Income approach	National market conditions Operating performance	—	N/A *
Real estate owned	Market approach	Third-party valuation	N/A *	N/A *
Commercial mortgage loans	Market approach Income approach Cost approach	Local market conditions Nature of investment Comparable property sales Operating performance	N/A *	N/A *

*	Not applicable.